Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 211,464	$ 166,252
United States
Property, Plant and Equipment [Line Items]
Total property and equipment, net	66,858	60,644
China
Property, Plant and Equipment [Line Items]
Total property and equipment, net	112,988	92,931
Rest of World
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 31,618	$ 12,677